[LOGO OF EATON                               [PHOTO OF BRICK WALL AND EDUCATION
VANCE APPEARS HERE]                                    SIGN APPEARS HERE]



Semiannual Report March 31, 1997



                                 MASSACHUSETTS

                                   MUNICIPAL

                                     BOND
[PHOTO OF HIGHWAY
APPEARS HERE]                      PORTFOLIO





                                  Eaton Vance
                     Global Management-Global Distribution


[PHOTO OF BRIDGE APPEARS HERE]

Massachusetts Municipal Bond Portfolio as of March 31, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------
[PHOTO OMITTED]

Robert B. MacIntosh,
Portfolio Manager


The Economy
--------------------------------------------------------------------------------

 . Massachusetts' economy is benefiting from a diverse base of growing industry sectors, including high technology, financial services, education, and health care.

 . The high technology sector alone - which includes biotechnology, software, communications, and surgical instruments - represents 9.1% of total employment, the highest percentage for this sector in the nation.

 .  Recent economic indicators confirm a strong, healthy business climate.
   Unemployment in February, 1997 was 3.7%, significantly lower than the U.S. rate of 5.3%. New jobs increased by 64,400 in the past 12 months, a 2.1% growth rate. Finally, consumer confidence reached a five-year high in January, 1997.

 . Sound financial management at the state level has also helped the Massachusetts economy. Governor William Weld has balanced the budget every year since his election in 1990, earning higher ratings on the Commonwealth's general obligation debt.

Management Discussion
--------------------------------------------------------------------------------

 . The bond market has been volatile in the last six months. Traders have been reacting to reports of growth in the economy and a tightening labor market, leading to an overall increase in yields.

 . Management has increased the Fund's holdings in the hospital sector because the partnerships and mergers among the large, successful facilities have made this sector more attractive.

 . The Fund also has more low-coupon holdings, which were added to offset existing holdings of high-coupon bonds. This "barbell"structure helps improve performance in varying market conditions.

The Fund
--------------------------------------------------------------------------------

 . During the six months ended March 31, 1997, the Fund had a total return of 1.9%.

 . This return resulted from a decrease in net asset value per share to $9.48 on March 31, 1997 from $9.56 on September 30, 1996, and the reinvestment of $0.266 per share in tax-free income dividends./1/

 . Based on the Fund's most recent dividend, and a net asset value of $9.48 per share, the Fund's distribution rate on March 31, 1997 was 5.59%.

 . To equal 5.59% in a taxable investment, a couple in the 43.68% combined federal and state tax bracket would need a yield of 9.93%.

Your Investment at Work
--------------------------------------------------------------------------------

   Massachusetts Health and Educational Facilities Authority Revenue Bonds - Amherst College

 . This bond issue financed the capital maintenance, repairs, and renovations to several facilities owned by Amherst College.

 . The college, a highly regarded educational institution founded in 1821, offers a rigorous liberal arts curriculum to approximately 1,570 students from virtually every state in the nation and many foreign countries.

 . Proceeds have helped finance projects such as utility systems upgrades, roof repairs, dormitory renovations, and the resurfacing of campus roadways.

--------------------------------------------------------------------------------

Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

================================================================================

/1/ A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.

/2/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. This Fund does not have a sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/3/ Based on market value as of 3/31/97. May not represent the Portfolio's current or future investments.

/4/ Private insurance does not remove the interest rate risks that are associated with these investments.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1997


Performance/2/
--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
One Year                                  5.1%

Life of Fund (6/17/93)                    4.3



5 Largest Sectors/3/
--------------------------------------------------------------------------------
By total investments

-----------------------------------
Housing 14.9%
-----------------------------------
--------------------------------
Hospitals 13.8%
--------------------------------
----------------------------
Transportation 10.7%
----------------------------
---------------------------
Water and sewer 10.4%
---------------------------
--------------------------
Insured hospitals 7.8%/4/
--------------------------

Portfolio Overview/3/
--------------------------------------------------------------------------------
Number of Issues                           86
Average Maturity                    22.7 Yrs.
Effective Maturity                  12.8 Yrs.
Average Rating                              A
Average Call                         6.9 Yrs.
Average Dollar Price                   $97.05

Massachusetts Municipal Bond Portfolio as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities



As of March 31, 1997

Assets
-------------------------------------------------------------------------------

Investment in Massachusetts Municipals Portfolio, at
    value (Note 1A) (identified cost, $6,627,747)               $ 6,673,279

Receivable from Administrator (Note 4)                                9,081
-------------------------------------------------------------------------------
Total assets                                                    $ 6,682,360
-------------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------------
Distributions payable                                           $    14,295

Payable to affiliate for Trustees' fees (Note 4)                         41

Accrued expenses                                                      1,669
-------------------------------------------------------------------------------
Total liabilities                                               $    16,005
-------------------------------------------------------------------------------
Net Assets for 703,216 shares of
    beneficial interest outstanding                             $ 6,666,355
-------------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                 $ 7,436,499

Accumulated net realized loss on investments
    (computed on basis of identified cost)                         (807,872)

Accumulated distributions in excess of net                           (7,804)
    investment income

Net unrealized appreciation of investments
    (computed on the basis of identified cost)                       45,532
-------------------------------------------------------------------------------
Total                                                           $ 6,666,355
-------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share
-------------------------------------------------------------------------------
($6,666,355 / 703,216 shares of
    beneficial interest outstanding)                            $      9.48
-------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
March 31, 1997

Investment Income (Note 1B)
-------------------------------------------------------------------------------
Interest income allocated from Portfolio                        $   214,599

Expenses allocated from Portfolio                                   (18,709)
-------------------------------------------------------------------------------
Net investment income from Portfolio                            $   195,890
-------------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                       $        80

Legal and accounting services                                         6,904

Printing and postage                                                  4,584

Transfer and dividend disbursing agent fees                           2,011

Custodian fee                                                         1,500

Amortization of organization expenses (Note 1D)                         981

Registration fees                                                       100

Miscellaneous                                                           384
-------------------------------------------------------------------------------
Total expenses                                                  $    16,544
-------------------------------------------------------------------------------
Less Allocations --

     Preliminary allocation of expenses to the
     Administrator (Note 4)                                     $     9,081
-------------------------------------------------------------------------------
Total expense reductions                                        $     9,081
-------------------------------------------------------------------------------

Net expenses                                                    $     7,463
-------------------------------------------------------------------------------

Net investment income                                           $   188,427
-------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss) --

    Investment transactions (identified cost basis)             $    90,031

    Financial futures contracts                                     (44,679)
-------------------------------------------------------------------------------
Net realized gain on investment transactions                    $    45,352
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

    Investment transactions                                     $  (110,620)

    Financial futures contracts                                      11,007
-------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of  investments                              $   (99,613)
-------------------------------------------------------------------------------

Net realized and unrealized loss on investments                 $   (54,261)
-------------------------------------------------------------------------------

Net increase in net assets from operations                      $   134,166
-------------------------------------------------------------------------------

                       See notes to financial statements

Massachusetts Municipal Bond Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                                Six Months Ended
Increase (Decrease)                             March 31, 1997      Year Ended
in Net Assets                                   (Unaudited)         September 30,1996
---------------------------------------------------------------------------------------
From operations --
    Net investment income                             $  188,427           $  387,696
    Net realized gain on investment
       transactions                                       45,352               32,236
    Net change in unrealized appreciation
       (depreciation) of investments                     (99,613)              28,150
----------------------------------------------------------------------------------------
Net increase in net assets from operations            $  134,166           $  448,082
----------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income                        $ (188,427)          $ (387,696)
    In excess of net investment income                      (257)                (506)
----------------------------------------------------------------------------------------
Total distributions to shareholders                   $ (188,684)          $ (388,202)
----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
    (Note 3) --
    Proceeds from sale of shares                      $  309,219           $  629,549
    Net asset value of shares issued to
       shareholders in payment of
       distributions declared                             57,254              101,348
    Cost of shares redeemed                             (585,824)          (1,036,510)
----------------------------------------------------------------------------------------
Net decrease in net assets from
    Fund share transactions                           $ (219,351)          $ (305,613)
----------------------------------------------------------------------------------------
Net decrease in net assets                            $ (273,869)          $ (245,733)
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of period                                $6,940,224           $7,185,957
----------------------------------------------------------------------------------------
At end of period                                      $6,666,355           $6,940,224
----------------------------------------------------------------------------------------

Accumulated
distributions in excess
of net investment income
included in net assets
----------------------------------------------------------------------------------------
At end of period                                      $   (7,804)          $   (7,547)
----------------------------------------------------------------------------------------

                       See notes to financial statements

Massachusetts Municipal Bond Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                          Six Months Ended                Year Ended September 30,
                                                          March 31, 1997      ---------------------------------------------------
                                                          (Unaudited)          1996         1995         1994         1993*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                        $ 9.560         $ 9.510      $ 9.220      $10.260      $10.000
---------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         $ 0.265         $ 0.534      $ 0.546      $ 0.548      $ 0.141
Net realized and unrealized gain (loss) on
    investments                                                (0.079)          0.051        0.290       (1.026)       0.284
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                           $ 0.186         $ 0.585      $ 0.836      $(0.478)     $ 0.425
---------------------------------------------------------------------------------------------------------------------------------


Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    $(0.266)        $(0.534)     $(0.546)     $(0.548)     $(0.141)
In excess of net investment income                                 --**        (0.001)          --       (0.004)      (0.024)
In excess of net realized gain on investments                      --              --           --       (0.010)          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $(0.266)        $(0.535)     $(0.546)     $(0.562)     $(0.165)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                              $ 9.480         $ 9.560      $ 9.510      $ 9.220      $10.260
---------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                               1.94%           6.28%        9.37%       (4.79)%       4.04%
---------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                       $ 6,666         $ 6,940      $ 7,186      $ 9,338      $ 5,063
Ratio of net expenses to average net assets /(2)//(3)/           0.78%+          0.76%        0.63%        0.60%        1.21%+
Ratio of net expenses to average net assets after
    custodian fee reduction /(2)/                                0.77%+          0.75%        0.60%          --           --
Ratio of net investment income to average net assets             5.55%+          5.56%        5.93%        5.65%        4.80%+

+   The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses /(2)//(3)/                                      1.05%+       0.95%       0.88%       1.12%
  Expenses after custodian fee reduction /(2)/             1.04%+       0.94%       0.85%         --
  Net investment income                                    5.28%+       5.37%       5.68%       5.13%
Net investment income per share                         $ 0.252      $ 0.516     $ 0.523     $ 0.498

+     Annualized.

* For the period from the start of business, June 17, 1993, to September 30, 1993.

** Distributions in excess of net investment income were less than $0.001 per share.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended September 30, 1995 and periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Massachusetts Municipal Bond Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Massachusetts Municipal Bond Portfolio (the Fund) is a non-diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in Massachusetts Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.2% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuation of securities by the portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $791,555 which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2004, ($494,027) and September 30, 2003, ($297,528). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for Federal income tax purposes because the Fund and the Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   F Other -- Investment transactions are accounted for on a trade date basis.

   G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of expenses on the statement of operations.

   H Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in

Massachusetts Municipal Bond Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   the form of additional shares or, at the election of the shareholder, in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1998 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.


3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:



                                           Six Months Ended
                                           March 31, 1997    Year Ended
                                           (Unaudited)       September 30, 1996
   -----------------------------------------------------------------------------
   Sales                                             32,008              65,889

   Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      5,961              10,560

   Redemptions                                      (60,486)           (106,480)
   -----------------------------------------------------------------------------

   Net decrease                                     (22,517)            (30,031)
   -----------------------------------------------------------------------------


4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund for the six month ended March 31, 1997, $9,081 of expenses related to the operation of the Fund were allocated, on a preliminary basis, to EVM. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR.

   Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organizations.


5  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 1997 aggregated $322,918 and $734,972, respectively.

Massachusetts Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)       Security                 Value
---------------------------------------------------------------------------

Assisted Living -- 0.6%
---------------------------------------------------------------------------
 NR        AAA       $ 1,500         Massachusetts IFA
                                     (Briscoe House)
                                     (FHA), 7.125%,
                                     2/1/36                   $ 1,572,825
---------------------------------------------------------------------------
                                                              $ 1,572,825
---------------------------------------------------------------------------

Education -- 4.0%
---------------------------------------------------------------------------
 Aa1       AA+       $ 1,625         Massachusetts
                                     Health and
                                     Educational
                                     Facilities
                                     Authority (HEFA)
                                     (Amherst
                                     College), 6.80%,
                                     11/1/21                  $ 1,741,984

 A1        A+          2,500         Massachusetts
                                     HEFA (Boston
                                     College), 5.25%,
                                     6/1/18                     2,320,475

 NR        BBB-        3,600         Massachusetts
                                     HEFA (Merrimack
                                     College), 7.125%,
                                     7/1/12                     3,845,016

 A1        A+            250         Massachusetts
                                     HEFA (Tufts
                                     University),
                                     7.75%, 8/1/13                265,545

 A1        NR          2,000         New England
                                     Educational Loan
                                     Marketing Corp.,
                                     (AMT), 6.90%,
                                     11/1/09                    2,154,520
---------------------------------------------------------------------------
                                                              $10,327,540
---------------------------------------------------------------------------

Electric Utilities -- 6.2%
---------------------------------------------------------------------------
 NR        BBB       $ 3,985         Guam Power
                                     Authority, 5.25%,
                                     10/1/23                  $ 3,442,323

 Baa2      BBB+        3,500         Massachusetts
                                     Municipal
                                     Wholesale
                                     Electric Co.,
                                     6.75%, 7/1/11              3,710,035

 Baa2      BBB+        5,060         Massachusetts
                                     Municipal
                                     Wholesale
                                     Electric Co.,
                                     6.625%, 7/1/18             5,280,818

 Baa1      BBB+       11,175         Puerto Rico
                                     Electric Power
                                     Authority, 0%,
                                     7/1/17                     3,422,344
---------------------------------------------------------------------------
                                                              $15,855,520
---------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.8%
---------------------------------------------------------------------------
 NR        AAA       $11,295         Massachusetts
                                     General
                                     Obligations
                                     Federal Assisted
                                     Housing, Section
                                     8, 0%, 2/1/23            $ 2,037,844
---------------------------------------------------------------------------

                                                              $ 2,037,844
---------------------------------------------------------------------------

General Obligations -- 6.4%
---------------------------------------------------------------------------
 Baa1      A-        $ 1,000         City of Lowell,
                                     6.375%, 8/15/01          $ 1,045,350

 A1        A+          3,400         Commonwealth of
                                     Massachusetts,
                                     5.00%, 1/1/12              3,172,438

 Baa1      A           2,000         Commonwealth of Puerto
                                     Rico Aqueduct and
                                     Sewer Authority,
                                     5.00%, 7/1/19              1,777,260

 NR        BBB         2,145         Government of Guam,
                                     5.40%, 11/15/18            1,924,365

 A1        A+          3,015         Massachusetts Bay
                                     Transit Authority
                                     (MBTA), 5.50%, 3/1/21      2,841,065

 A1        A+          1,000         Massachusetts Bay
                                     Transit Authority
                                     (MBTA), 5.90%, 3/1/12      1,019,020

 A         NR          1,700         Town of Nantucket,
                                     6.80%, 12/1/11             1,846,506

 A1        A+            250         University of
                                     Massachusetts Building
                                     Authority, 7.20%,
                                     5/1/04                       284,183

 NR        NR          2,350         Virgin Islands Public
                                     Finance Authority,
                                     7.25%, 10/1/18             2,540,421
---------------------------------------------------------------------------
                                                              $16,450,608
---------------------------------------------------------------------------

Hospitals -- 13.8%
---------------------------------------------------------------------------
 A2        A          $3,000         Massachusetts HEFA
                                     (Charlton Memorial
                                     Hospital), 7.25%,
                                     7/1/13                    $3,243,270

 Aa2       AA          2,000         Massachusetts HEFA
                                     (Daughters of Charity
                                     Health System), 6.10%,
                                     7/1/14                     2,042,980

 NR        A-          1,020         Massachusetts HEFA
                                     (Jordan Hospital),
                                     6.875%, 10/1/15            1,071,704

 NR        A-          2,870         Massachusetts HEFA
                                     (Jordan Hospital),
                                     6.875%, 10/1/22            3,033,188

 Baa3      BB          5,500         Massachusetts HEFA
                                     (Milford-Whitinsville
                                     Hospital), 7.75%,
                                     7/15/17                    5,761,800

 Baa1      BBB+        2,000         Massachusetts HEFA
                                     (New England Baptist
                                     Hospital), 7.35%,
                                     7/1/17                     2,103,160

 NR        BBB-        2,600         Massachusetts HEFA
                                     (North Adams
                                     Hospital), 6.625%,
                                     7/1/18                     2,590,250

 Baa2      BBB         5,025         Massachusetts HEFA
                                     (Sisters of Providence
                                     Health System), 6.50%,
                                     11/15/08                   5,120,224

 Baa2      BBB         2,085         Massachusetts HEFA
                                     (Sisters of Providence
                                     Health System),
                                     6.625%, 11/15/22           2,069,050

 A1        A+            530         Massachusetts HEFA
                                     (Spaulding
                                     Rehabilitation
                                     Hospital), 7.625%,
                                     7/1/21                       557,390


                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
---------------------   Principal
                        Amount
             Standard   (000
Moody's      & Poor's   omitted)    Security                          Value
--------------------------------------------------------------------------------

Hospitals (continued)
--------------------------------------------------------------------------------
NR           AA         $ 1,475     Massachusetts HEFA, (FHA),
                                    (Deutsches Altenheim), 7.70%,
                                    11/1/31                         $ 1,584,607

NR           NR           9,000     Massachusetts IFA (Biomedical
                                    Research Corp.), 0%, 8/1/09       4,393,350

NR           AAA          1,950     Massachusetts IFA (Heights
                                    Crossing) (AMT), 6.15%, 2/1/35    1,935,629
--------------------------------------------------------------------------------
                                                                   $ 35,506,602
--------------------------------------------------------------------------------

Housing -- 14.9%
--------------------------------------------------------------------------------
NR           AAA        $ 2,750     Framingham Housing Authority,
                                    (GNMA), 6.65%, 2/20/32         $  2,833,160

A1           A+           5,000     Massachusetts HFA, 6.375%,
                                    4/1/21                            5,124,150

Aa           A+           5,500     Massachusetts HFA (AMT), 6.60%,
                                    12/1/24                           5,650,975

Aa           A+           7,195     Massachusetts HFA, (AMT),
                                    6.60%, 12/1/26                    7,385,379

Aa           A+           6,365     Massachusetts HFA, (AMT),
                                    6.60%, 12/1/26                    6,533,418

Aa           A+           2,795     Massachusetts HFA, (AMT),
                                    7.125%, 6/1/25                    2,952,694

Aa           A+           2,195     Massachusetts HFA, (AMT),
                                    8.10%, 6/1/20                     2,276,215

Aa           A+           1,500     Massachusetts HFA, (AMT),
                                    8.10%, 12/1/21                    1,545,210

Aaa          AAA          1,000     Massachusetts HFA, (FNMA),
                                    6.875%, 11/15/11                  1,067,850

Aaa          AAA          2,750     Massachusetts HFA, (FNMA),
                                    6.90%, 11/15/21                   2,912,718
--------------------------------------------------------------------------------
                                                                   $ 38,281,769
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution Control
Revenue -- 5.3%
--------------------------------------------------------------------------------
A3           NR         $ 5,090     Massachusetts IFA (Babson
                                    College), 5.25%, 10/1/27       $  4,621,109

NR           NR           2,075     Massachusetts IFA (Hingham
                                    Water Co.) (AMT), 6.60%,
                                    12/1/15                           2,130,216

NR           NR           3,000     Massachusetts IFA (Hingham
                                    Water Co.) (AMT), 6.90%,
                                    12/1/29                           3,136,260

Baa3         BB+          3,750     Puerto Rico Port Authority
                                    (American Airlines) (AMT),
                                    6.25%, 6/1/26                     3,822,075
--------------------------------------------------------------------------------
                                                                   $ 13,709,660
--------------------------------------------------------------------------------

Insured Education -- 1.2%
--------------------------------------------------------------------------------
Aaa          AAA        $ 2,000     Massachusetts Educational
                                    Finance Authority, (AMBAC),
                                    (AMT), 7.30%, 1/1/12           $  2,145,260

Aaa          AAA            300     Massachusetts Educational
                                    Finance Authority, (MBIA),
                                    (AMT), 7.25%, 1/1/09                316,437

Aaa          AAA            400     Massachusetts HEFA (Boston
                                    University) "RIBS", (MBIA),
                                    Variable, 10/1/31/(1)/              446,500

Aaa          AAA            250     Massachusetts HEFA
                                    (Northeastern University)
                                    (AMBAC), 7.50%, 10/1/08             265,345
--------------------------------------------------------------------------------
                                                                   $  3,173,542
--------------------------------------------------------------------------------

Insured Electric Utilities -- 0.7%
--------------------------------------------------------------------------------
Aaa          AAA        $ 2,000     Massachusett Municipal
                                    Wholesale Electric Co.
                                    (MBIA), 4.75%, 7/1/10          $  1,820,460
--------------------------------------------------------------------------------
                                                                   $  1,820,460
--------------------------------------------------------------------------------

Insured General Obligations -- 1.3%
--------------------------------------------------------------------------------
Aaa          AAA        $ 1,795     City of Boston (FSA), 4.875%,
                                    9/1/09                         $  1,700,350

NR           AAA          1,000     Commonwealth of Puerto Rico
                                    "RIBS", (AMBAC), Variable,
                                    7/1/15/(1)/                       1,005,000

Aaa          AAA            600     Town of Tyngsborough, (AMBAC),
                                    6.90%, 5/15/08                      663,648
--------------------------------------------------------------------------------
                                                                   $  3,368,998
--------------------------------------------------------------------------------

Insured Hospitals -- 7.8%
--------------------------------------------------------------------------------
Aaa          AAA        $   300     Massachusetts HEFA (Berkshire
                                    Health Systems) (MBIA), 7.60%,
                                    10/1/14                        $    320,886

Aaa          AAA          3,750     Massachusetts HEFA (Beth
                                    Israel Hospital) Inverse
                                    Floaters (AMBAC), (AMT),
                                    Variable, 7/1/25//(1)/            3,637,500

Aaa          AAA          1,040     Massachusetts HEFA (Beverly
                                    Hospital) (MBIA), 7.30%, 7/1/13   1,112,831

Aaa          AAA          1,500     Massachusetts HEFA (Capital
                                    Assist Program), (MBIA), 7.20%,
                                    7/1/09                            1,601,895

                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
          Standard    (000
Moody's   & Poor's    omitted)  Security                Value
--------------------------------------------------------------------
Insured Hospitals (continued)
--------------------------------------------------------------------
Aaa       AAA         $2,050    Massachusetts HEFA
                                (Fallon Healthcare
                                System), (FSA), 6.75%,
                                6/1/20/(2)/             $ 2,237,288

Aaa       AAA          2,000    Massachusetts HEFA
                                (St. Elizabeth
                                Hospital Issue)
                                "LEVRRS", (FSA),
                                Variable,
                                8/15/21/(1)/              2,222,500

Aaa       AAA          2,600    Massachusetts HEFA
                                (St. Luke's Hospital)
                                "Yield Curve Notes",
                                (MBIA), Variable,
                                8/15/23/(1)/              2,421,250

Aaa       AAA          2,600    Massachusetts HEFA
                                (St. Luke's Hospital)
                                "Yield Curve Notes",
                                (MBIA), Variable,
                                8/15/13/(1)/              2,512,250

Aaa       AAA          3,000    Massachusetts HEFA
                                (The Medical Center of
                                Central Massachusetts)
                                (AMBAC), "CARS",
                                Variable,
                                6/23/22/(1)/              3,303,750

Aaa       AAA            700    Massachusetts HEFA
                                (University Hospital)
                                (MBIA), 7.25%, 7/1/19       760,424
--------------------------------------------------------------------
                                                        $20,130,574
--------------------------------------------------------------------

Insured Housing -- 0.8%
--------------------------------------------------------------------
Aaa       AAA         $2,000    Massachusetts HFA,
                                (AMBAC), 6.45%,
                                1/1/36                  $ 2,063,300
--------------------------------------------------------------------
                                                        $ 2,063,300
--------------------------------------------------------------------

Insured Transportation -- 2.5%
--------------------------------------------------------------------
Aaa       AAA         $5,860    Massachusetts Port
                                Authority, (AMT),
                                (FGIC), 7.50%, 7/1/20   $ 6,381,599
--------------------------------------------------------------------
                                                        $ 6,381,599
--------------------------------------------------------------------

Insured Water and Sewer -- 1.0%
--------------------------------------------------------------------
Aaa       AAA         $2,800    Massachusetts State
                                Water Resources
                                Authority (MBIA),
                                5.00%, 3/1/22           $ 2,454,872
--------------------------------------------------------------------
                                                        $ 2,454,872
--------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 3.8%
--------------------------------------------------------------------
NR        A-          $7,800    Plymouth County, MA
                                (Plymouth County
                                Correctional
                                Facility), 7.00%,
                                4/1/22                  $ 8,564,087

NR        BBB         $1,200    Puerto Rico
                                Industrial, Tourist,
                                Educational, Medical
                                and Enviormental
                                Control Authority
                                (Guaynabo Municipal
                                Government Center
                                Lease), 5.625%, 7/1/22    1,105,956
--------------------------------------------------------------------
                                                        $ 9,670,043
--------------------------------------------------------------------

Life Care -- 3.4%
--------------------------------------------------------------------
NR        AAA         $2,000    Boston, MA, Industrial
                                Development Financing
                                Authority, 6.00%,
                                2/1/37                  $ 1,962,680

NR        NR           8,000    Massachusetts IFA, 0%,
                                8/1/08                    4,184,800

NR        NR           6,000    Massachusetts IFA, 0%,
                                8/1/10                    2,734,980
--------------------------------------------------------------------
                                                        $ 8,882,460
--------------------------------------------------------------------

Nursing Homes -- 2.3%
--------------------------------------------------------------------
NR        NR          $2,400    Massachusetts HEFA
                                (Fairview Care
                                Facilities), 10.25%,
                                1/1/21                  $ 2,676,672

NR        NR           3,225    Massachusetts IFA (AGE
                                Institute of
                                Massachusetts
                                Project), 8.05%,
                                11/1/25                   3,251,897
--------------------------------------------------------------------
                                                        $ 5,928,569
--------------------------------------------------------------------

Solid Waste -- 0.5%
--------------------------------------------------------------------
NR        NR          $1,145    City of Pittsfield,
                                Vicon Recovery
                                Associates, 7.95%,
                                11/1/04                 $ 1,179,671
--------------------------------------------------------------------
                                                        $ 1,179,671
--------------------------------------------------------------------

Special Tax Revenue -- 1.6%
--------------------------------------------------------------------
Baa1      A           $1,000    Puerto Rico Highway
                                and Transportation
                                Authority, 5.00%,
                                7/1/36                  $   860,910

Baa1      A            3,500    Puerto Rico Highway
                                and Transportation
                                Authority, 5.50%,
                                7/1/36                    3,273,970
--------------------------------------------------------------------
                                                        $ 4,134,880
--------------------------------------------------------------------

Transportation -- 10.7%
--------------------------------------------------------------------
NR        BBB         $5,950    Guam Airport Authority
                                (AMT), 6.70%, 10/1/23   $ 6,071,499


                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------      Principal
                         Amount
          Standard       (000
Moody's   & Poor's       omitted)   Security                    Value
---------------------------------------------------------------------------

Transportation (continued)
---------------------------------------------------------------------------
Aa        AA-           $ 2,000    Massachusetts Port
                                   Authority, 6.00%,
                                   7/1/23                     $  2,004,280

A1        A+             21,900    Massachusetts State
                                   Turnpike Authority,
                                   5.00%, 1/1/20                19,434,716
---------------------------------------------------------------------------
                                                              $ 27,510,495
---------------------------------------------------------------------------

Water and Sewer -- 10.4%
---------------------------------------------------------------------------
Baa1      BBB           $12,185    City of Boston (Harbor
                                   Electric Energy Co.)
                                   (AMT), 7.375%, 5/15/15     $ 13,025,764

A         A               7,175    Massachusetts Water
                                   Resources Authority,
                                   5.00%, 3/1/22                 6,257,102

A         A               1,500    Massachusetts Water
                                   Resources Authority,
                                   5.25%, 3/1/13                 1,422,390

A         A               4,165    Massachusetts Water
                                   Resources Authority,
                                   5.25%, 12/1/15                3,939,590

NR        NR              2,000    Virgin Islands Water
                                   and Power Authority,
                                   7.60%, 1/1/12                 2,131,740
---------------------------------------------------------------------------
                                                              $ 26,776,586
---------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
   (identified cost $245,151,275)                             $257,218,417
---------------------------------------------------------------------------

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security has been segregated to cover margin requirements on open financial futures contracts.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 15.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.4% to 5.4% of total investments.


                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 1997

Assets
---------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost basis $245,151,275)                    $257,218,417

Cash                                                                 453

Interest receivable                                            4,597,529

Receivable for variation margin on open financial
    futures contracts (Note 1E)                                    7,813

Deferred organization expenses (Note 1D)                           4,612
---------------------------------------------------------------------------
Total assets                                                $261,828,824
---------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------
Demand note payable (Note 5)                                $     54,000

Payable to affiliate for Trustees' fees (Note 4)                   3,837

Accrued expenses                                                  21,581
---------------------------------------------------------------------------
Total liabilities                                           $     79,418
---------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                               $261,749,406
---------------------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $249,554,392

Net unrealized appreciation of investments and
    financial futures contracts (computed on basis
    of identified cost)                                       12,195,014
---------------------------------------------------------------------------
Total                                                       $261,749,406
---------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
March 31, 1997

Investment Income
---------------------------------------------------------------------------
Interest income                                             $  8,636,070
---------------------------------------------------------------------------
Total income                                                $  8,636,070
---------------------------------------------------------------------------


Expenses
---------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $    623,088

Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                     7,674

Custodian fee (Note 1J)                                           72,899

Legal and accounting services                                     29,309

Bond pricing                                                       6,717

Amortization of organization expenses (Note 1D)                    2,597

Miscellaneous                                                     23,059
---------------------------------------------------------------------------
Total expenses                                              $    765,343
---------------------------------------------------------------------------
Less Allocations --

    Reduction of custodian fee (Note 1J)                    $     12,110
---------------------------------------------------------------------------
Total expense reductions                                    $     12,110
---------------------------------------------------------------------------


Net expenses                                                $    753,233
---------------------------------------------------------------------------


Net investment income                                       $  7,882,837
---------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
---------------------------------------------------------------------------
Net realized gain (loss) --

    Investment transactions (identified cost basis)         $  3,632,171

    Financial futures contracts                               (1,784,643)
---------------------------------------------------------------------------
Net realized gain on investments transactions               $  1,847,528
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

    Investments (identified cost basis)                     $ (4,494,151)

    Financial futures contracts                                  436,600
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $ (4,057,551)
---------------------------------------------------------------------------


Net realized and unrealized loss on investments             $ (2,210,023)
---------------------------------------------------------------------------


Net increase in net assets from operations                  $  5,672,814
---------------------------------------------------------------------------

                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                          Six Months Ended
Increase (Decrease)                       March 31, 1997     Year Ended
in Net Assets                             (Unaudited)        September 30, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income                    $   7,882,837         $ 16,966,016
    Net realized gain on investments             1,847,528            3,096,278
    Net change in unrealized
        appreciation (depreciation)             (4,057,551)          (1,167,330)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                          $   5,672,814         $ 18,894,964
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                            $   6,620,762         $ 16,336,133
    Withdrawals                                (31,673,406)         (56,272,108)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
    from capital transactions                $ (25,052,644)        $(39,935,975)
--------------------------------------------------------------------------------


Total decrease in net assets                 $ (19,379,830)        $(21,041,011)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $ 281,129,236         $302,170,247
--------------------------------------------------------------------------------
At end of period                             $ 261,749,406         $281,129,236
--------------------------------------------------------------------------------




                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                  Six Months Ended                     Year Ended September 30,
                                                  March 31, 1997     ---------------------------------------------------------
                                                  (Unaudited)           1996            1995           1994           1993*
------------------------------------------------------------------------------------------------------------------------------


Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                         0.56%+            0.55%           0.56%          0.51%          0.49%+
Net expenses, after custodian fee reduction           0.55%+            0.54%           0.53%            --             --
Net investment income                                 5.76%+            5.77%           6.00%          5.74%          5.72%+

Portfolio Turnover                                      22%               51%             87%            53%            38%
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000s omitted)          $261,749          $281,129        $302,170       $308,540       $290,613
------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, February 1, 1993, to September 30, 1993.

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Massachusetts Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Massachusetts Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Options on futures contracts which are traded over the counter are valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair market value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

Massachusetts Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



  J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the statement of operations.

  K Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1997, the fee was equivalent to 0.46% (annualized) of the Portfolio's average net and amounted to $623,088. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1997, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.


3 Investments
  ------------------------------------------------------------------------------
  For the six months ended March 31, 1997, purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $58,728,219 and $76,402,194, respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned by the Portfolio at March 31, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                $245,151,275
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                 $ 13,054,978
  Gross unrealized depreciation                                     (987,836)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                   $ 12,067,142
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1997, the Portfolio had a balance outstanding pursuant to this line of credit of $54,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 1997.

Massachusetts Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at March 31, 1997, were as follows:

  Futures
  Contracts
  Expiration                                                    Net Unrealized
  Date             Contracts                   Position         Appreciation
  ------------------------------------------------------------------------------
   6/97            50 U.S. Treasury Bonds      Short                  $127,872
  ------------------------------------------------------------------------------

Massachusetts Municipal Bond Portfolio as of March 31, 1997

INVESTMENT MANAGEMENT



Massachusetts Municipal Bond Portfolio

          Officers
          Thomas J. Fetter
          President

          James B. Hawkes
          Vice President and Trustee

          Robert B. MacIntosh
          Vice President

          James L. O'Connor
          Treasurer

          Thomas Otis
          Secretary


          Independent Trustees
          Donald R. Dwight
          President, Dwight Partners, Inc.
          Chairman, Newspapers of New England, Inc.

          Samuel L. Hayes, III
          Jacob H. Schiff Professor of Investment
          Banking, Harvard University Graduate School of Business Administration

          Norton H. Reamer
          President and Director, United Asset
          Management Corporation

          John L. Thorndike
          Formerly Director, Fiduciary Company Incorporated

          Jack L. Treynor
          Investment Adviser and Consultant



Massachusetts Municipals Portfolio

          Officers
          Thomas J. Fetter
          President

          James B. Hawkes
          Vice President and Trustee

          Robert B. MacIntosh
          Vice President and
          Portfolio Manager

          James L. O'Connor
          Treasurer

          Thomas Otis
          Secretary


          Independent Trustees
          Donald R. Dwight
          President, Dwight Partners, Inc.
          Chairman, Newspapers of New England, Inc.

          Samuel L. Hayes, III
          Jacob H. Schiff Professor of Investment
          Banking, Harvard University Graduate School of
          Business Administration

          Norton H. Reamer
          President and Director, United Asset
          Management Corporation

          John L. Thorndike
          Formerly Director, Fiduciary Company Incorporated

          Jack L. Treynor
          Investment Adviser and Consultant

Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




Eaton Vance Municipals Trust
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

                                                                     MMBSRC-5/97